Muzinich Credit Opportunities Fund
(Class A, Institutional and Supra Institutional shares)

Supplement dated July 16, 2013 to
Summary Prospectus dated April 30, 2013, as supplemented May 3, 2013 and Prospectus dated April 30, 2013

Effective immediately, Mr. Michael L. McEachern, MBA, CFA is the sole portfolio manager of the Muzinich Credit Opportunities Fund.

Accordingly, the table on page 7 of the Prospectus has been revised as follows:

Management

Investment Advisor	Portfolio Managers
Muzinich & Co., Inc.	Michael L. McEachern, MBA, CFA, Portfolio Manager Managed the Fund since commencement of operations in January 2013

The following section replaces the Portfolio Managers section on page 18 of the Prospectus:

Portfolio Manager
The Fund is managed by Michael L. McEachern. Mr. McEachern, Portfolio Manager, joined the Advisor in 2012. Prior to that, he served as the President and Head of the High Yield Division at Seix Advisors, Inc. from 1997 to 2011. Mr. McEachern has been a portfolio manager of the Fund since its commencement of operations in January 2013.

The Fund’s SAI provides additional information about Muzinich’s methods of portfolio manager compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Fund.

Please retain this Supplement with the Prospectus.

Muzinich high income floating rate fund
muzinich u.s. high yeild corporate bond fund
Muzinich Credit Opportunities Fund
(Class A, Institutional and Supra Institutional shares)

Supplement dated July 16, 2013 to
Statement of Additional Information dated April 30, 2013

Effective immediately, Mr. Michael L. McEachern, MBA, CFA is the sole portfolio manager of the Muzinich Credit Opportunities Fund.

Accordingly, page 24-25 of the Statement of Additional Information have been revised with respect to the Muzinich Credit Opportunities Fund as follows:

Other Accounts Under Management.  The table below identifies, for the portfolio manager of the Muzinich Credit Oportunities Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below.  Information in the table is shown as of January 31, 2013.  Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Credit Opportunities Fund	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael L. McEachern	0	$0	0	$0	0	$0

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.  Information is shown as of January 31, 2013.  Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Credit Opportunities Fund	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael L. McEachern	0	$0	0	$0	0	$0

Please retain this Supplement with the Statement of Additional Information.